Note 5 - Components of Balance Sheet Accounts (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Network [Member]
Liabilities:
Accrued expenses	$ 2,378,658	$ 3,284,467
Accounts receivable, net	6,072	715,993	723,569
Prepaid expenses and other current assets	231,978	278,891	612,570
Deferred acquisitions costs		253,685
Total Current Assets	238,050	1,248,569	1,336,139
Property and equipment			3,233,486
Deferred acquisitions costs			879,518
Security deposits			58,414
Total Long Term Assets			4,171,418
Accounts payable	628,522	556,800	114,042
Accrued expenses		66,101	82,819
Total Current Liabilities	$ 3,007,180	$ 3,907,368	$ 196,861